Note 40 - Financial Instruments Risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Up to 1 Month Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	$ 266,884,948	$ 232,125,851	$ 209,749,986
Up to 3 Months Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	22,849,556	20,593,707	19,258,225
Up to 6 Months Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	8,841,997	4,885,994	7,219,098
Up to 12 Months Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	3,328,772	3,015,744	2,338,617
Up to 24 Months Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	1,809,415	2,621,721	1,497,820
More than 24 Months Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	37,788	995,031	1,075,223
Total of Financial Liabilities Member
Breakdown by Contractual Maturity of Financial Liabilities Line Items
Breakdown by Contractual Maturity of Financial Liabilities	$ 303,752,476	$ 264,238,048	$ 241,138,969